Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Schedule of reconciliation of lease liabilities

	Year ended December 31,
in € thousand	2024	2023
OPENING NET BOOK VALUE	31,969	53,574
Additions	237	3,759
Revaluation due to variable payments	1,399	(2)
Termination of contracts	(1,100)	(22,539)
Lease payments	(3,425)	(4,286)
Interest expenses	813	1,183
Exchange rate differences	(952)	280
CLOSING NET BOOK VALUE	28,941	31,969

Disclosure of maturity analysis of lease payments
The maturity of non-current lease liabilities is as follows:

	Year ended December 31,
in € thousand	2024	2023
Between 1-3 years	5,203	5,313
Between 3-5 years	5,083	5,414
Over 5 years	16,147	18,362
NON-CURRENT LEASE LIABILITIES	26,432	29,090
Current lease liabilities	2,508	2,879
TOTAL LEASE LIABILITIES	28,941	31,969

Disclosure of lease liabilities by currency
The carrying amounts of the Group’s lease liabilities are denominated in the following currencies:

	Year ended December 31,
in € thousand	2024	2023
EUR	1,078	1,479
SEK	26,870	28,308
Other	992	2,182
TOTAL LEASE LIABILITIES	28,941	31,969